Document and Entity Information	Oct. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	CARILLON SERIES TRUST
Entity Central Index Key	0000897111
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 20, 2020
Document Effective Date	Mar. 20, 2020
Prospectus Date	Mar. 01, 2020